[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


March 12, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street NE5556
Washington, DC  20549

      Re: Invesco Unit Trusts, Taxable Income Series 466 (the "Trust")
          Amendment No. 3 to the Registration Statement on Form S-6 File No. 333-186407

Ladies and Gentlemen:

In connection with the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Trust's registration statement on Form S-6, initially filed with the Commission on February 1, 2013, as amended by Amendment No. 3 to be filed on even date herewith (collectively, the "Registration Statement"), and in light of the Trust's request for acceleration of the effective date of the Registration Statement, we acknowledge that:

1. The Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

2. Staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

3. The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES 466

By: Invesco Capital Markets, Inc., Depositor

         By:  /s/ JOHN F. TIERNEY
              ----------------------
              John F. Tierney
              Vice President